JPMorgan Hedged Equity Laddered Overlay ETF
Schedule of Portfolio Investments as of January 31, 2024
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY.  IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan Hedged Equity Laddered Overlay ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 100.2%
Aerospace & Defense — 1.5%
Howmet Aerospace, Inc.	15,912	895,209
RTX Corp.	20,754	1,891,104
Textron, Inc.	12,842	1,087,846
		3,874,159
Air Freight & Logistics — 1.0%
FedEx Corp.	3,057	737,624
United Parcel Service, Inc., Class B	13,177	1,869,816
		2,607,440
Automobile Components — 0.2%
Aptiv plc *	5,754	467,973
BorgWarner, Inc.	1,497	50,748
		518,721
Automobiles — 1.2%
Tesla, Inc. * (a)	16,423	3,075,864
Banks — 3.5%
Bank of America Corp. (a)	93,954	3,195,376
Fifth Third Bancorp	28,815	986,626
Truist Financial Corp.	39,318	1,457,125
US Bancorp	33,686	1,399,316
Wells Fargo & Co. (a)	43,724	2,194,070
		9,232,513
Beverages — 1.9%
Coca-Cola Co. (The) (a)	41,229	2,452,713
Constellation Brands, Inc., Class A	4	980
Monster Beverage Corp. *	5,754	316,585
PepsiCo, Inc. (a)	13,516	2,277,852
		5,048,130
Biotechnology — 3.1%
AbbVie, Inc. (a)	20,612	3,388,613
Biogen, Inc. *	3,172	782,405
BioMarin Pharmaceutical, Inc. *	2,499	220,112
Neurocrine Biosciences, Inc. *	1,349	188,550
Regeneron Pharmaceuticals, Inc. *	1,830	1,725,287
Sarepta Therapeutics, Inc. *	972	115,658
Vertex Pharmaceuticals, Inc. *	4,044	1,752,589
		8,173,214
Broadline Retail — 4.1%
Amazon.com, Inc. * (a)	69,590	10,800,368
Building Products — 1.0%
Masco Corp.	10,100	679,629
Trane Technologies plc	7,803	1,966,746
		2,646,375
Capital Markets — 2.5%
Blackstone, Inc.	1,920	238,944

JPMorgan Hedged Equity Laddered Overlay ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Capital Markets — continued
Charles Schwab Corp. (The)	17,606	1,107,770
CME Group, Inc.	4,697	966,830
Goldman Sachs Group, Inc. (The)	1,872	718,867
Intercontinental Exchange, Inc.	11,000	1,400,630
Morgan Stanley	9,925	865,857
S&P Global, Inc.	2,332	1,045,552
State Street Corp.	3,239	239,265
		6,583,715
Chemicals — 2.0%
Air Products and Chemicals, Inc.	1,620	414,250
Dow, Inc.	23,295	1,248,612
Eastman Chemical Co.	7,530	629,132
Linde plc	4,533	1,835,094
LyondellBasell Industries NV, Class A	7,298	686,888
PPG Industries, Inc.	2,681	378,128
		5,192,104
Commercial Services & Supplies — 0.1%
Cintas Corp.	441	266,615
Communications Equipment — 0.2%
Motorola Solutions, Inc.	1,508	481,806
Consumer Finance — 0.2%
Capital One Financial Corp.	3,063	414,485
Consumer Staples Distribution & Retail — 2.1%
Costco Wholesale Corp. (a)	3,863	2,684,321
Dollar Tree, Inc. *	2,340	305,651
Target Corp.	8,511	1,183,710
Walmart, Inc.	8,715	1,440,154
		5,613,836
Containers & Packaging — 0.0% ^
International Paper Co.	2,078	74,455
Distributors — 0.1%
LKQ Corp.	4,537	211,742
Electric Utilities — 1.9%
Constellation Energy Corp.	2,912	355,264
NextEra Energy, Inc. (a)	25,908	1,518,986
PG&E Corp.	82,845	1,397,595
Southern Co. (The)	24,564	1,707,689
		4,979,534
Electrical Equipment — 0.6%
Eaton Corp. plc	6,938	1,707,303
Electronic Equipment, Instruments & Components — 0.3%
Corning, Inc.	8,210	266,743
Keysight Technologies, Inc. *	4,302	659,324
		926,067

JPMorgan Hedged Equity Laddered Overlay ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Energy Equipment & Services — 0.1%
Baker Hughes Co.	9,453	269,410
Entertainment — 0.6%
Netflix, Inc. *	2,571	1,450,327
Warner Bros Discovery, Inc. *	18,181	182,173
		1,632,500
Financial Services — 4.9%
Berkshire Hathaway, Inc., Class B * (a)	9,780	3,752,977
Block, Inc. *	1,688	109,737
Fiserv, Inc. *	2,846	403,762
FleetCor Technologies, Inc. *	3,617	1,048,677
Mastercard, Inc., Class A (a)	9,702	4,358,430
Visa, Inc., Class A (a)	12,417	3,393,069
		13,066,652
Food Products — 0.8%
Mondelez International, Inc., Class A (a)	28,729	2,162,432
Ground Transportation — 1.2%
CSX Corp.	15,505	553,528
Norfolk Southern Corp.	2,882	677,962
Uber Technologies, Inc. *	16,741	1,092,685
Union Pacific Corp.	3,116	760,086
		3,084,261
Health Care Equipment & Supplies — 2.5%
Baxter International, Inc.	10,221	395,450
Becton Dickinson & Co.	1,823	435,351
Boston Scientific Corp. * (a)	31,646	2,001,926
Dexcom, Inc. *	2,498	303,132
Intuitive Surgical, Inc. *	1,580	597,588
Medtronic plc	17,255	1,510,503
Stryker Corp.	4,099	1,375,132
		6,619,082
Health Care Providers & Services — 2.7%
Centene Corp. *	10,493	790,228
CVS Health Corp.	4,719	350,952
Elevance Health, Inc.	2,462	1,214,849
Humana, Inc.	1,337	505,466
McKesson Corp.	840	419,908
UnitedHealth Group, Inc. (a)	7,862	4,023,300
		7,304,703
Health Care REITs — 0.5%
Ventas, Inc.	18,219	845,180
Welltower, Inc.	5,283	457,032
		1,302,212
Hotels, Restaurants & Leisure — 2.7%
Booking Holdings, Inc. *	533	1,869,482

JPMorgan Hedged Equity Laddered Overlay ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Hotels, Restaurants & Leisure — continued
Chipotle Mexican Grill, Inc. *	668	1,609,058
Expedia Group, Inc. *	7,208	1,069,163
Marriott International, Inc., Class A	3,184	763,300
Royal Caribbean Cruises Ltd. *	6,177	787,568
Yum! Brands, Inc.	8,650	1,120,088
		7,218,659
Household Durables — 0.3%
Lennar Corp., Class A	2,476	371,028
Toll Brothers, Inc.	3,091	307,091
		678,119
Household Products — 0.9%
Church & Dwight Co., Inc.	6,703	669,294
Procter & Gamble Co. (The)	10,785	1,694,755
		2,364,049
Industrial Conglomerates — 1.0%
Honeywell International, Inc. (a)	13,422	2,714,734
Industrial REITs — 0.7%
Prologis, Inc.	15,072	1,909,472
Insurance — 2.3%
Aflac, Inc.	7,720	651,105
Chubb Ltd.	3,733	914,585
Globe Life, Inc.	4,646	570,622
MetLife, Inc.	8,980	622,494
Progressive Corp. (The)	9,902	1,765,031
Travelers Cos., Inc. (The)	7,728	1,633,390
		6,157,227
Interactive Media & Services — 6.0%
Alphabet, Inc., Class A * (a)	38,736	5,426,913
Alphabet, Inc., Class C * (a)	26,957	3,822,503
Meta Platforms, Inc., Class A * (a)	17,155	6,692,852
		15,942,268
IT Services — 1.3%
Accenture plc, Class A	6,238	2,269,884
Cognizant Technology Solutions Corp., Class A	15,819	1,219,961
		3,489,845
Life Sciences Tools & Services — 1.3%
Danaher Corp.	7,168	1,719,675
Thermo Fisher Scientific, Inc.	3,302	1,779,712
		3,499,387
Machinery — 1.7%
Deere & Co. (a)	5,748	2,262,298
Dover Corp.	3,915	586,389

JPMorgan Hedged Equity Laddered Overlay ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Machinery — continued
Ingersoll Rand, Inc.	2,746	219,295
Otis Worldwide Corp.	15,677	1,386,474
		4,454,456
Media — 1.3%
Charter Communications, Inc., Class A *	2,672	990,537
Comcast Corp., Class A (a)	51,021	2,374,517
Liberty Media Corp-Liberty SiriusXM, Class A *	6,391	194,223
		3,559,277
Metals & Mining — 0.2%
Nucor Corp.	2,365	442,089
Multi-Utilities — 0.4%
DTE Energy Co.	1,177	124,079
Public Service Enterprise Group, Inc.	16,242	941,874
		1,065,953
Oil, Gas & Consumable Fuels — 3.8%
Chevron Corp.	7,296	1,075,649
ConocoPhillips (a)	15,332	1,715,191
Diamondback Energy, Inc.	6,973	1,072,029
EOG Resources, Inc. (a)	14,712	1,674,079
Exxon Mobil Corp. (a)	40,441	4,157,739
Marathon Oil Corp.	7,345	167,833
Pioneer Natural Resources Co.	483	111,008
		9,973,528
Passenger Airlines — 0.1%
Delta Air Lines, Inc.	9,469	370,617
Personal Care Products — 0.2%
Kenvue, Inc.	32,521	675,136
Pharmaceuticals — 3.2%
Bristol-Myers Squibb Co.	36,552	1,786,296
Eli Lilly & Co. (a)	4,693	3,029,848
Johnson & Johnson (a)	12,084	1,920,148
Merck & Co., Inc.	14,131	1,706,742
		8,443,034
Professional Services — 0.2%
Leidos Holdings, Inc.	5,571	615,428
Residential REITs — 0.3%
Equity LifeStyle Properties, Inc.	6,528	441,881
Sun Communities, Inc.	2,303	288,681
UDR, Inc.	2,414	86,952
		817,514
Semiconductors & Semiconductor Equipment — 9.6%
Advanced Micro Devices, Inc. * (a)	15,598	2,615,629
Analog Devices, Inc. (a)	10,293	1,979,961
Broadcom, Inc.	1,252	1,477,360

JPMorgan Hedged Equity Laddered Overlay ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Semiconductors & Semiconductor Equipment — continued
Lam Research Corp. (a)	2,813	2,321,203
Micron Technology, Inc.	7,193	616,800
NVIDIA Corp. (a)	17,965	11,053,326
NXP Semiconductors NV (China) (a)	10,417	2,193,508
Qorvo, Inc. *	3,678	366,844
Teradyne, Inc.	5,678	548,438
Texas Instruments, Inc. (a)	14,879	2,382,425
		25,555,494
Software — 11.1%
Adobe, Inc. * (a)	4,843	2,991,909
Cadence Design Systems, Inc. *	1,790	516,343
Intuit, Inc.	3,214	2,029,095
Microsoft Corp. (a)	52,887	21,026,813
Oracle Corp.	7,829	874,499
ServiceNow, Inc. *	2,519	1,928,043
		29,366,702
Specialized REITs — 0.7%
Digital Realty Trust, Inc.	7,014	985,187
SBA Communications Corp.	3,642	815,298
		1,800,485
Specialty Retail — 2.6%
AutoNation, Inc. *	2,772	387,137
AutoZone, Inc. *	636	1,756,715
Best Buy Co., Inc.	10,478	759,550
Burlington Stores, Inc. *	2,843	543,439
Lowe's Cos., Inc. (a)	11,458	2,438,721
O'Reilly Automotive, Inc. *	155	158,573
TJX Cos., Inc. (The)	8,781	833,405
		6,877,540
Technology Hardware, Storage & Peripherals — 6.8%
Apple, Inc. (a)	91,812	16,930,133
Seagate Technology Holdings plc	13,054	1,118,467
Western Digital Corp. *	2,101	120,282
		18,168,882
Tobacco — 0.3%
Altria Group, Inc.	6,912	277,309
Philip Morris International, Inc.	7,177	652,031
		929,340
Trading Companies & Distributors — 0.2%
United Rentals, Inc.	813	508,450
Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc.	2,695	434,515
Total Common Stocks (Cost $248,708,248)		265,901,898

JPMorgan Hedged Equity Laddered Overlay ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	NO. OF CONTRACTS	VALUE($)
Options Purchased — 0.5%
Put Options Purchased — 0.5%
SPDR S&P 500 ETF Trust
2/29/2024 at USD 431.00 , American Style
Notional Amount: USD 90,974,592
Counterparty: Exchange-Traded *	1,884	74,418
3/28/2024 at USD 450.00 , American Style
Notional Amount: USD 89,912,256
Counterparty: Exchange-Traded *	1,862	407,778
4/30/2024 at USD 458.00 , American Style
Notional Amount: USD 85,469,760
Counterparty: Exchange-Traded *	1,770	784,995
Total Put Options Purchased (Cost $2,108,796)		1,267,191
	SHARES
Short-Term Investments — 0.5%
Investment Companies — 0.5%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.26% (b) (c) (Cost $1,456,724)	1,456,724	1,456,724
Total Investments — 101.2% (Cost $252,273,768)		268,625,813
Liabilities in Excess of Other Assets — (1.2)%		(3,240,675)
NET ASSETS — 100.0%		265,385,138

Percentages indicated are based on net assets.

Abbreviations
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust
SPDR	Standard & Poor's Depositary Receipt
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	All or a portion of the security is segregated for options written.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of January 31, 2024.
Futures contracts outstanding as of January 31, 2024:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	6	03/15/2024	USD	1,460,700	14,475

Abbreviations
USD	United States Dollar

JPMorgan Hedged Equity Laddered Overlay ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
Written Call Options Contracts as of January 31, 2024

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
SPDR S&P 500 ETF Trust	Exchange-Traded	1,884	USD 90,974,592	USD 480.00	2/29/2024	(1,833,132)
SPDR S&P 500 ETF Trust	Exchange-Traded	1,862	USD 89,912,256	USD 500.00	3/28/2024	(636,804)
SPDR S&P 500 ETF Trust	Exchange-Traded	1,770	USD 85,469,760	USD 509.00	4/30/2024	(618,615)
						(3,088,551)
Written Put Options Contracts as of January 31, 2024

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
SPDR S&P 500 ETF Trust	Exchange-Traded	1,884	USD 90,974,592	USD 365.00	2/29/2024	(22,608)
SPDR S&P 500 ETF Trust	Exchange-Traded	1,862	USD 89,912,256	USD 380.00	3/28/2024	(74,480)
SPDR S&P 500 ETF Trust	Exchange-Traded	1,770	USD 85,469,760	USD 385.00	4/30/2024	(149,565)
						(246,653)
Total Written Options Contracts (Premiums Received $2,471,979)						(3,335,204)

Abbreviations
ETF	Exchange Traded Fund
SPDR	Standard & Poor's Depositary Receipt
USD	United States Dollar

JPMorgan Hedged Equity Laddered Overlay ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024 (Unaudited) (continued)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value ("NAV") of the Fund is calculated on a valuation date.  are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts and options are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$268,625,813	$—	$—	$268,625,813
Appreciation in Other Financial Instruments
Futures Contracts (a)	$14,475	$—	$—	$14,475
Depreciation in Other Financial Instruments
Options Written (a)
Call Options Written	(3,088,551)	—	—	(3,088,551)

JPMorgan Hedged Equity Laddered Overlay ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Put Options Written	$(246,653)	$—	$—	$(246,653)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$(3,320,729)	$—	$—	$(3,320,729)

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended January 31, 2024
Security Description	Value at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2024	Shares at January 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.26% (a) (b)	$451,185	$3,815,690	$2,810,151	$—	$—	$1,456,724	1,456,724	$6,904	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2024.